Share capital and share premium	12 Months Ended
Dec. 31, 2020
Share capital and share premium
Share capital and share premium

13      Share capital and share premium

Ordinary shares issued and fully paid as at December 31, 2020

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
179,259,246	Ordinary	1	179,259	1,205,340	1,384,599
Total		1	179,259	1,205,340	1,384,599

The total authorized number of ordinary shares is 179,259,246 shares as at December 31, 2020 (2019: 156,816,494 shares) with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.

During 2020, 6,502,784 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of EUR 553 thousand are recognized directly in the accumulated losses. Furthermore, in December 2020, we completed an equity offering for which 15,939,968 shares were issued, all fully paid.  Proceeds from the offering, net of commissions and expenses, were approximately USD 231.4 million (EUR 194.3 million). Transaction costs of EUR 10,849 thousand related to the offering are recognized directly in the accumulated losses.

Ordinary shares issued and fully paid as at December 31, 2019

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
156,816,494	Ordinary	1	156,816	1,018,276	1,175,092
Total		1	156,816	1,018,276	1,175,092

The total authorized number of ordinary shares is 156,816,494 shares as at December 31, 2019 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.

During 2019, 156,683,863 shares were issued, all fully paid, relating to the entry of a new investor in January 2019 and the Initial Public Offering (IPO) with concurrent private placement in April 2019. The nominal value of all shares issued is €1 each. Transaction costs of EUR 7,357 thousand related to the new investor and IPO are recognized directly in the accumulated losses. In total, in 2019, the Group received capital contributions of EUR 329,161 thousand.